Goodwill and Other Intangible Assets, Net - Changes in Carrying Amount of Goodwill and Other Intangible Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	₩ 4,838,451	₩ 4,166,309
Acquisitions	463,295	495,787
Business combination		1,103,683
Disposals	(2,647)	(2,822)
Amortization	(498,193)	(488,835)
Impairment loss	(129,327)	(369,382)
Others	43,205	(66,289)
Ending	4,714,784	4,838,451
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	442,487	735,969
Acquisitions	0	0
Business combination		66,206
Disposals	0	0
Amortization	0	0
Impairment loss	(36,093)	(369,337)
Others	(3,222)	9,649
Ending	403,172	442,487
Intellectual property rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	3,136,072	2,225,808
Acquisitions	208,874	354,179
Business combination		912,971
Disposals	(5)	(582)
Amortization	(321,752)	(326,494)
Impairment loss	(89,986)	379
Others	96,448	(30,189)
Ending	3,029,651	3,136,072
Membership [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	132,942	142,370
Acquisitions	7,360	9,230
Business combination		0
Disposals	(1,920)	(2,082)
Amortization	(170)	(145)
Impairment loss	11	854
Others	(39)	(17,285)
Ending	138,184	132,942
Development costs [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	116,171	153,973
Acquisitions	13,130	1,800
Business combination		0
Disposals	(97)	(13)
Amortization	(73,319)	(67,446)
Impairment loss	0	(1,046)
Others	70,933	28,903
Ending	126,818	116,171
Port facilities usage rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	197,211	216,021
Acquisitions	0	0
Business combination		0
Disposals	0	0
Amortization	(14,800)	(14,800)
Impairment loss	0	0
Others	0	(4,010)
Ending	182,411	197,211
Exploration and evaluation assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	100,991	61,957
Acquisitions	67,000	24,583
Business combination		21,266
Disposals	0	0
Amortization	0	0
Impairment loss	(1,204)	0
Others	(3,341)	(6,815)
Ending	163,446	100,991
Customer relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	241,311	285,720
Acquisitions	0	0
Business combination		0
Disposals	0	0
Amortization	(44,478)	(44,478)
Impairment loss	0	0
Others	62	69
Ending	196,895	241,311
Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	392,296	344,491
Acquisitions	139,100	99,388
Business combination		26,649
Disposals	(625)	(145)
Amortization	(43,674)	(35,472)
Impairment loss	(2,055)	(232)
Others	(21,070)	(42,383)
Ending	463,972	392,296
Development assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	78,970
Acquisitions	27,831	6,607
Business combination		76,591
Disposals	0
Amortization	0
Impairment loss	0
Others	(96,566)	(4,228)
Ending	₩ 10,235	₩ 78,970